Accounts payable and accrued liabilities(Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	$2013	$2012

Trade payables	140,457	677,615
Payable to related parties (note 9)	109,030	447,777

	249,487	1,125,392